Long-Term Debt and Other Financial Liabilities, Collateral (Details) $ in Thousands	Dec. 31, 2021 USD ($) Vessel	Dec. 31, 2020 USD ($)
Senior Long-Term Debt [Abstract]
Net book value	$ 426,467	$ 257,110
Vessels Subject to Mortgages [Member]
Senior Long-Term Debt [Abstract]
Number of vessels serving as collateral | Vessel	11
Net book value	$ 253,276
Bareboat Chartered Vessels [Member]
Senior Long-Term Debt [Abstract]
Number of vessels serving as collateral | Vessel	5
Net book value	$ 138,592
Vessels Not Subject to Mortgages [Member]
Senior Long-Term Debt [Abstract]
Number of vessels not serving as collateral | Vessel	1
Net book value	$ 34,194